                       REPORT OF INDEPENDENT ACCOUNTANTS

    To the Shareholders and the Board of Trustees of Reserve New York Tax-Exempt Trust -- New York Tax-Exempt Fund and Reserve Tax-Exempt Trust -- California, Connecticut, Florida, Massachusetts and New Jersey Tax-Exempt Funds:


    We have audited the accompanying statements of net assets of the Reserve New York Tax-Exempt Trust -- New York Tax-Exempt Fund and the California, Connecticut, Florida, Massachusetts and New Jersey Tax-Exempt Funds, (five of the series constituting Reserve Tax-Exempt Trust) and the statement of assets and liabilities of the Florida Tax-Exempt Fund as of May 31, 1997, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended except for the Florida Tax-Exempt Fund for which the period was from June 24, 1996 (commencement of operations) to May 31, 1997, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the respective Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Reserve New York Tax-Exempt Trust -- New York Tax-Exempt Fund and the California, Connecticut, Florida, Massachusetts and New Jersey Tax-Exempt Funds of Reserve Tax-Exempt Trust as of May 31, 1997, the results of their operations, the changes in their net assets and their financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

                                              COOPERS & LYBRAND L.L.P.

New York, New York
June 27, 1997

          RESERVE NEW YORK TAX-EXEMPT TRUST--NEW YORK TAX-EXEMPT FUND

                     STATEMENT OF NET ASSETS--MAY 31, 1997

                                                                                                    PRINCIPAL
                                                                                    MATURITY          AMOUNT            VALUE
                            DESCRIPTION OF SECURITY                                   DATE        (IN THOUSANDS)       (NOTE 1)
-------------------------------------------------------------------------------    ----------     --------------     ------------
Bleecker HDC Terrace Apt Project S85, 3.85%(a).................................      7/1/2015         $2,515         $  2,532,168
Brockport CSD GOB, 5.375%......................................................     6/15/1997            900              922,973
Buffalo RAN, 4.25%.............................................................     7/15/1997          1,000            1,024,051
Eagle Tax-Exempt Trust COP Series 1994C-2 Class A, 4.01%(a)....................     6/15/2018          3,000            3,051,512
Erie County RAN, 4.25%.........................................................    11/19/1997          2,000            2,051,014
Guilderland IDA for North Eastern Industrial Park Series 1993 A, 4%(a).........     12/1/2008          3,600            3,613,468
Jefferson County IDA for Watertown Carthage, 3.75%(a)..........................     12/1/2012          3,500            3,511,507
Metropolitan Transportation Authority Commuter Facilities Revenue Bonds
    Series 1991, 3.95%(a)......................................................      7/1/2021          5,800            5,821,277
Monroe-Woodbury GOB, 5.625%....................................................     5/15/1998            640              651,376
Montgomery County IDA for Service Merchandise Co., 3.75%(a)....................    12/31/2024          1,600            1,602,959
Nassau County BAN, 4.50%.......................................................     8/15/1997          2,000            2,066,924
New York City GOB, 3.75%(a)....................................................      8/1/2014          1,500            1,503,082
New York City GOB Fiscal 96 Series J2, 3.75%(a)................................     2/15/2016          9,000            9,017,568
New York City GOB Custodial Receipts Series A31, 4%(a).........................      7/2/2000          4,000            4,049,375
New York City GOB Fiscal 1994 Series A, 4%(a)..................................      8/1/2022          5,380            5,380,590
New York City GOB Series A, 4%(a)..............................................      8/1/2023          2,800            2,800,307
New York City GOB Series B, 3.85%(a)...........................................     8/15/2024          3,400            3,400,358
New York City GOB Series B1, 3.85%(a)..........................................     8/15/2024          8,000            8,000,844

          RESERVE NEW YORK TAX-EXEMPT TRUST--NEW YORK TAX-EXEMPT FUND

                                                                                                    PRINCIPAL
                                                                                    MATURITY          AMOUNT            VALUE
                            DESCRIPTION OF SECURITY                                   DATE        (IN THOUSANDS)       (NOTE 1)
-------------------------------------------------------------------------------    ----------     --------------     ------------
New York City GOB Series B4, 4.20%(a)..........................................     8/15/2022         $  700         $    700,081
New York City GOB Series C4-97, 4%(a)..........................................      8/1/1997          1,000            1,000,110
New York City GOB Series C4-98, 4%(a)..........................................      8/1/1998          1,000            1,000,110
New York City GOB Series D, 3.85%(a)...........................................      2/1/2020            300              300,032
New York City GOB Series E4, 4%(a).............................................      8/1/2021          1,000            1,000,110
New York City GOB Series E4, 4%(a).............................................      8/1/2022          3,800            3,800,416
New York City GOB Series E5, 4%(a).............................................      8/1/2010          1,000            1,000,110
New York City GOB Series E5, 4%(a).............................................      8/1/2017          1,000            1,000,110
New York City GOB Series E5, 4%(a).............................................      8/1/2019          1,000            1,000,110
New York City GOB Series E6, 4%(a).............................................      8/1/2019          1,900            1,900,208
New York City GOB Fiscal 1994 Series E2, 4%(a).................................      8/1/2020          2,000            2,000,219
New York City HDC for Carnegie Park Project Series A, 4.50%(a).................     12/1/2016          1,410            1,410,176
New York City HDC for Columbus Green Project, 4.50%(a).........................     12/1/2009            900              900,113
New York City IDA for Goodwill Project, 3.80%(a)...............................      3/1/2000            955              957,667
New York City IDA for Stroheim & Roman, 3.85%(a)...............................     12/1/2015          1,500            1,513,759
New York State ERD for Brooklyn Union Gas, 3.80%(a)............................     12/1/2020          2,000            2,005,606
New York State ERD/PCR for LILCO Series 85B, 3.60%(a)..........................      3/1/2016          3,000            3,027,230
New York State ERD/PCR for Niagara Mohawk Power Plant, 4.20%(a)................      7/1/2015          2,100            2,100,242
New York State ERD/PCR for Rochester Gas & Electric Corporation, 3.55%(a)......     10/1/2014          3,000            3,009,337
New York State ERD/PCR for Rochester Gas & Electric R&D, 3.60%(a)..............    11/15/2015          3,000            3,005,283
New York State Job Development Authority Series F, 4.05%(a)....................      3/1/1999            495              496,758
New York State Local Government Assistance 1993A, 3.80%(a).....................      4/1/2022         10,000           10,035,370
New York State Local Government Assistance Series B, 3.80%(a)..................      4/1/2025          3,900            3,913,901
North Hempstead BAN, 4.25%.....................................................     2/26/1998          4,287            4,348,117
Onondaga County IDR for Edgecomb Metals Project, 3.85%(a)......................     11/1/2009          1,100            1,103,636
Onondaga County IDR for McLane Co. Project, 4.15%(a)...........................     11/1/2004          2,100            2,107,747
Onondaga County IDR for McLane Co. Project, 4.35%(a)...........................     11/1/2004            460              461,707
Onondaga County IDR for Pass and Seymour, Inc. Project, 3.55%(a)...............     6/15/1997          1,900            1,903,326
Oppenheim-Ephreta GOB, 5.125%..................................................     6/15/1997          2,500            2,624,752
Oyster Bay BAN, 4%.............................................................     2/27/1998            675              682,178
Riverhead TAN, 4.25%...........................................................     6/26/1997          3,000            3,119,685
Roslyn BAN, 4%.................................................................    10/15/1997          2,600            2,651,801
Sands Point BAN, 3.80%.........................................................    11/20/1997          1,500            1,530,971
Suffolk County IDA for Target Rock Corporation Revenue Bonds, 3.75%(a).........      2/1/2007          1,500            1,500,154
Suffolk County IDA for Satellite Transmission Systems, Inc., 4.05%(a)..........     11/1/2007          1,630            1,636,044
Syossett BAN, 4.25%............................................................     7/18/1997          1,700            1,763,573
Syracuse BAN, 3.90%............................................................    12/19/1997          2,000            2,036,838
Syracuse IDA for General Accident Insurance Co. Project, 3.80%(a)..............     12/1/2003          4,550            4,550,000
Triboro Bridge and Tunnel Authority Special Obligation Series 1994, 3.85%(a)...      1/1/2024          4,800            4,817,174
Yonkers IDA Civic Revenue Bonds for Consumers Union, 3.70%(a)..................      7/1/2019          1,400            1,403,823
Yonkers IDR for Consumers Union Facility, 3.70%(a).............................      7/1/2021          4,500            4,512,291
                                                                                                                     ------------
Total New York Fund Investments (98.47%) (Cost $149,922,624)...................                                       150,832,228
Other assets, less liabilities (1.53%).........................................                                         2,347,856
                                                                                                                     ------------
NET ASSETS (100%) equivalent to $1.00 net asset value, offering and redemption prices per share on 153,180,084 shares of beneficial interest of $.001 par
  value outstanding............................................................                                      $153,180,084
                                                                                                                     ============

------------
(a) The interest rate is subject to change periodically. The rates shown were in effect at May 31, 1997. Securities payable on demand are collateralized by bank letters of credit or other bank credit agreements.

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--CALIFORNIA TAX-EXEMPT FUND

                     STATEMENT OF NET ASSETS--MAY 31, 1997

                                                                                                  PRINCIPAL
                                                                                   MATURITY         AMOUNT           VALUE
                            DESCRIPTION OF SECURITY                                  DATE       (IN THOUSANDS)     (NOTE 1)
-------------------------------------------------------------------------------   ----------    --------------    -----------
Anaheim COP, 3.70%(a)..........................................................     8/1/2019        $  250        $   252,888
California Community Development Authority Series A3, 3.65%(a).................    5/15/2025         2,200          2,204,069
California HFA for Sutter Health Series 1990 B, 3.85%(a).......................     3/1/2020           400            400,042
California Modesto Santa Clara Redding Public Power, 3.25%(a)..................     7/1/2022           300            300,855
California RAN, 3.80%..........................................................    6/30/1997           400            401,403
California School District Cash Reserve Program Series A, 4.75%................     7/2/1997           500            522,088
East Bay Municipal Water and Sewer Utility, 6%(a)..............................     6/1/1998           500            510,318
Foothill/Eastern Transportation Toll Road Revenue Bonds Series 95C, 3.70%(a)...     1/2/2035         1,000          1,003,467
Foothill/Eastern Transportation Toll Road Revenue Bonds, 3.75%(a)..............     1/2/2035           500            501,755
Grand Terrace HFA for Community Redevelopment Agency, 3.95%(a).................    12/1/2011         1,300          1,303,807
Hemet MHR for Sunwest Resort Village, 4%(a)....................................     7/1/2006         1,500          1,510,570
Hermosa Beach EDA for Parking District Facility Project, 3.70%(a)..............    12/1/2023         2,000          2,005,444
Irvine Improvement Bond Assessment District 85, 3.70%(a).......................     9/2/2011         2,000          2,000,203
Irvine Ranch PCR for Water District Election #282, 3.70%(a)....................   11/15/2013           500            500,051
Lancaster MHR for Westwood Park Apartments 1985, 3.70%(a)......................    12/1/2007           500            501,766
Los Angeles Community Redevelopment Agency for Baldwin Hills, 3.80%(a).........    12/1/2014           400            401,129
Los Angeles Community Redevelopment for Promenade Towers Series 1989,
  3.85%(a).....................................................................     4/1/2009           400            402,684
Los Angeles Custodial Receipts, 4%(a)..........................................     7/1/2005         1,290          1,309,657
Los Angeles Housing Authority Malibu Meadows Project Series 91-A, 3.95%(a).....    12/1/2015           200            200,735
Los Angeles IDA for International Airport Authority, 4%(a).....................    12/1/2025         1,000          1,000,110
Los Angeles USD TRAN, 4.50%....................................................    6/30/1997           500            520,970
Los Angeles Waste-Water Bond, 8.125%(a)........................................    11/1/1997           500            522,705
Orange County Apartment Development Revenue Bonds Issue A of 1991, the Lakes
  Project 3.80%, Letter of Credit with Citibank(a).............................    12/1/2006         1,000          1,003,568
Orange County Sanitation District Capital Improvement Program 1990-92, 3.75%
  Letter of Credit with National Westminster(a)................................     8/1/2015           200            200,021
Pasadena IDA for Rose Bowl Improvement Project, 3.70%(a).......................    12/1/2011           600            602,089
Pico Rivera Community Redevelopment Agency for Rainer Fund Crossroads Plaza
  Project, 3.75%(a)............................................................    12/1/2010           700            702,016
Puerto Rico GOB, 3.60%.........................................................    6/12/1997         1,000          1,005,326
Redlands COP, 3.80%(a).........................................................     9/1/2015         1,000          1,003,536
San Bernadino HFR for Alta Park Project, 4%(a).................................     5/1/2006           500            501,849
San Bernadino IDA for Gate City, 4.45%(a)......................................     3/1/2005           200            200,024
San Francisco HFR for Yerba Buena Gardens, 3.75%(a)............................     9/1/2006         1,000          1,003,474
San Joaquin USD TRAN, 4.50%....................................................    1/15/1998         1,000          1,033,515
San Jose HFR Redevelopment Agency, 3.80%(a)....................................     7/1/2026         1,700          1,705,878
San Mateo USD TRAN, 4.50%......................................................     7/1/1997           500            520,922
Santa Clara Electric Revenue Bonds Series 85C, 3.80%(a)........................     7/1/2010           400            401,414
Santa Clara El Cammino Hospital District, 3.75%(a).............................     8/1/2015           200            200,681
Union City MHR for Skylark Apartments, 4%(a)...................................    11/1/2007         1,200          1,202,398
Upland MHR Community Redevelopment Bonds Series B for Northwood Project,
  4.45%(a).....................................................................     3/1/2014           300            303,174
Vista MHR for Shadow Ridge Apartments Project, 3.90%(a)........................     5/1/2005           800            802,828
                                                                                                                  -----------
Total California Fund Investments (99.09%) (Cost $30,495,520)..................                                    30,669,429
Other assets, less liabilities (.91%)..........................................                                       282,967
                                                                                                                  -----------
NET ASSETS (100%) equivalent to $1.00 net asset value, offering and redemption prices per share on 30,952,396 shares of beneficial interest of $.001 par
  value outstanding............................................................                                   $30,952,396
                                                                                                                  ===========

---------------
(a) The interest rate is subject to change periodically. The rates shown were in effect at May 31, 1997. Securities payable on demand are collateralized by bank letters of credit or other bank credit agreements.

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--CONNECTICUT TAX-EXEMPT FUND

                     STATEMENT OF NET ASSETS--MAY 31, 1997


                                                                                                    PRINCIPAL
                                                                                    MATURITY          AMOUNT            VALUE
                            DESCRIPTION OF SECURITY                                   DATE        (IN THOUSANDS)      (NOTE 1)
-------------------------------------------------------------------------------    ----------     --------------     -----------
Beacon Falls BAN, 4.25%........................................................    10/23/1997         $1,000         $ 1,027,880
Connecticut DAI for Allen Group Inc., 3.80%(a).................................      2/1/2013          1,400           1,404,664
Connecticut DAI for Conco Medical Co. Project Series 85, 3.85%(a)..............     11/1/2005            700             702,477
Connecticut DAI for General Accident Insurance Co., 3.80%(a)...................     12/1/2013          1,700           1,700,000
Connecticut DAI for Martin Brower Corp. Series 1985, 3.65%(a)..................      5/1/2005            170             170,577
Connecticut DAI for Regional YMCA Project, 4.65%(a)............................      6/1/2008            550             551,648
Connecticut DAI for Trudy Corporation Project, 3.75%(a)........................      9/1/2009            600             601,973
Connecticut DAI for Zotos International Project, 4.05%(a)......................     12/1/2004          1,655           1,660,876
Connecticut Development Authority Health Care Revenue Bonds for
    Independent Living Project 1990 Series, 3.70%(a)...........................      7/1/2015          1,945           1,951,771
Connecticut Development Authority PCR for Central Vermont Public
    Service, 3.55%(a)..........................................................     12/1/2015          1,400           1,404,357
Connecticut Development Authority PCR for Connecticut Light and
    Power Project Series 1993, 3.80%(a)........................................      9/1/2028          1,300           1,304,668
Connecticut Development Authority PCR for Western Massachusetts
    Electric Co. Series 1993A, 3.75%(a)........................................      9/1/2028          1,700           1,705,987
Connecticut HEF for Charlotte Hospital Series B, 3.60%(a)......................      7/1/2010            600             602,026
Connecticut HEF for Kingswood Oxford School Issue Series A, 4.65%(a)...........      2/1/2009            490             491,998
Connecticut HEF for New Haven Hospital RAW Series E, 3.80%(a)..................      6/1/2012            500             500,000
Connecticut HEF for Pomfret School Issue Series A, 3.60%(a)....................      7/1/2024          1,385           1,388,738
Connecticut HFA BDS Project, 3.80%, (a)........................................     5/15/2018          1,400           1,402,718
Connecticut State GOB, 4.75%...................................................     8/15/1997            500             508,004
Connecticut State GOB, 6%......................................................      3/1/1998          1,000           1,032,975
Connecticut State GOB, 3.90%(a)................................................     5/15/2014          1,500           1,500,321
Connecticut State Special Assessment Unemployment Compensation
    RAW Series C, 3.90%(a).....................................................    11/15/2001          1,500           1,524,564
Connecticut State Special Assessment Unemployment Compensation
    RAW Series 1993B Pre-refunded, 7.20%(a)....................................     2/15/1998            460             489,183
Connecticut State Special Tax Transportation Infrastructure 2nd Lien
    Revenue Bonds, 3.85%(a)....................................................     12/1/2010          1,570           1,575,605
Hartford Redevelopment Agency MHR for Underwood Towers Project,
    3.65%(a)...................................................................      6/1/2020          2,100           2,107,223
New Canaan BAN, 3.75%..........................................................     3/10/1998          1,000           1,011,025
Puerto Rico Industrial, Medical and Environmental Higher Education Facility
  Authority, 4.05%(a)..........................................................     12/1/2015            400             401,454
Puerto Rico Industrial, Medical, and Environmental RAW for Reynolds Metals,
  3.80%(a).....................................................................      9/1/2013          1,200           1,211,524
Puerto Rico GOB, 3.60%.........................................................     6/12/1997          2,000           2,010,652
Puerto Rico GOB, 3.85%.........................................................     6/19/1997            590             590,871
Simsbury GOB, 4.60%............................................................     1/15/1998            410             419,661
Tolland BAN, 3.70%.............................................................     6/12/1997            650             673,340
Windsor Locks BAN, 3.90%.......................................................    10/15/1997          1,000           1,001,490
Wollcott BAN, 4.25%............................................................     8/13/1997            704             728,535
                                                                                                                     -----------
Total Connecticut Fund Investments (105.56%) (Cost $35,145,207)................                                       35,358,785

Other liabilities, less assets, (-5.56%).......................................                                       (1,862,282)
                                                                                                                     -----------
NET ASSETS (100%) equivalent to $1.00 net asset value, offering and redemption prices per share on 33,496,503 shares of beneficial interest of $.001 par
  value outstanding............................................................                                      $33,496,503
                                                                                                                     ===========


---------------
(a) The interest rate is subject to change periodically. The rates shown were in effect at May 31, 1997. Securities payable on demand are collateralized by bank letters of credit or other bank credit agreements.

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--FLORIDA TAX-EXEMPT FUND

                     STATEMENT OF NET ASSETS--MAY 31, 1997


                                                                                                   PRINCIPAL
                                                                                    MATURITY         AMOUNT          VALUE
                             DESCRIPTION OF SECURITY                                  DATE       (IN THOUSANDS)     (NOTE 1)
---------------------------------------------------------------------------------   ---------    --------------    ----------
FLORIDA -- 82.47%
  Boca Raton IDA for Parking Garage Project, 4.325%(a)...........................   12/1/2014         $200         $  200,024
  Broward MHR for Welleby Apartment Project Series 1984, 4%(a)...................   12/1/2006          200            200,736
  Collier IDA for Retirement Rental Housing Revenue Bonds HFA, 3.95%(a)..........   12/1/2015          100            100,362
  Dade IDA for Aviation Authority Facilities Series 84A, 4.30%(a)................   10/1/2009          100            100,314
  Dade IDA for Dolphin Stadium Project, 3.95%(a).................................    1/1/2016          300            301,095
  Dade HFA for Hospital Revenue Bonds for Miami Children's Hospital Project,
    3.85%(a).....................................................................    3/1/2025          200            200,570
  Duval HFA for Lakes of Mayport Apartment Project, 4%(a)........................   12/1/2009          200            200,744
  Florida MHR for Oaks at Mill Creek Series 85, 3.95%(a).........................   11/1/2007          200            200,578
  Hillsborough IDA for Tampa Electric Company Project, 4.15%(a)..................    9/1/2025          300            301,050
  Jacksonville IDR for Coastal Islands Project, 4.05%(a).........................    8/1/2008          180            180,020
  Lee IDA For Charter Glade, 4.10%(a)............................................    8/1/2007          200            200,749
  Manatee PCR for Florida Power and Light, 3.95%(a)..............................    9/1/2024          200            200,022
  Palm Beach PCR for Water and Sewer Project, 4.05%(a)...........................   10/1/2011          200            200,022
  Putnam PCR for Florida Power and Light, 3.95%(a)...............................    9/1/2024          100            100,011
  Port St. Lucie PCR for Florida Power and Light, 3.75%(a).......................    1/1/2011          200            200,658
  Tampa Occupational License Tax Bonds, 3.90%(a).................................    5/1/2027          200            200,571
  University of North Florida Capital Improvement Project, 3.90%(a)..............   11/1/2024          300            301,103

CHICAGO -- 2.43%
  Chicago O'Hare International Airport American Airlines Series 94, 4.05%(a).....   12/1/2017          100            100,011

LOUISIANA -- 2.43%
  LA Offshore Terminal Authority, 4.05%(a).......................................    9/1/2008          100            100,011

MICHIGAN -- 2.46%
  Michigan Strategic Fund for Detroit Edison Company Series 95C, 3.05%(a)........    9/1/2030          100            100,996
                                                                                                                   ----------
Total Florida Fund Investments (89.79%) (Cost $3,680,000)........................                                   3,689,647
Other assets, less liabilities, (10.21%).........................................                                     419,737
                                                                                                                   ----------
NET ASSETS (100%) equivalent to $1.00 net asset value, offering and redemption prices per share on 4,109,384 shares of beneficial interest of $.001 par value
  outstanding....................................................................                                  $4,109,384
                                                                                                                    =========


---------------
(a) The interest rate is subject to change periodically. The rates shown were in effect at May 31, 1997. Securities payable on demand are collateralized by bank letters of credit or other bank credit agreements.

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE TAX-EXEMPT TRUST--MASSACHUSETTS TAX-EXEMPT FUND

                     STATEMENT OF NET ASSETS--MAY 31, 1997

                                                                                                PRINCIPAL
                                                                                 MATURITY         AMOUNT           VALUE
                           DESCRIPTION OF SECURITY                                 DATE       (IN THOUSANDS)     (NOTE 1)
-----------------------------------------------------------------------------   ----------    --------------    -----------
Arlington GOB, 6.30%.........................................................    8/15/1997         $315         $   325,919
Billerica GOB, 5.85%.........................................................   10/15/1997          345             350,187
Boston Water and Sewer Commission Revenue Bonds 1994A, 3.80%(a)..............    11/1/2024          200             200,693
Chelmsford GOB, 6.90%........................................................    7/15/1997          100             103,018
Dennis GOB, 4.50%............................................................     3/1/1998          470             478,244
Dighton-Rehoboth Regional School District GOB, 6.50%.........................     6/1/1998          190             194,653
Framingham IDA for Perrini Corp., 4.05%(a)...................................    9/30/2005          300             301,112
Hingham BAN, 4%..............................................................   12/19/1997          300             306,105
Massachusetts, Municipal Wholesale Electric Series 1994 C, 3.75%(a)..........     7/1/2019          300             301,042
Massachusetts Dedicated Income Tax Bonds Series B, 4%(a).....................    12/1/1997          800             800,087
Massachusetts Dedicated Income Tax Bonds Series E, 4%(a).....................    12/1/1997          100             100,010
Massachusetts HEF for Endicott College Series A, 3.75%(a)....................    10/1/2011          400             401,411
Massachusetts HEF for Clark University, 3.80%(a).............................    12/1/2004          100             100,349
Massachusetts HEF for Boston University Series H, 3.85%(a)...................    12/1/2015          400             400,802
Massachusetts HEF for Harvard University, 3.65%(a)...........................     2/1/2016          487             488,694
Massachusetts HEF for Harvard University, 3.65%(a)...........................     8/1/2017          200             200,696
Massachusetts HEF for Mount College Series A, 3.75%(a).......................     7/1/2018          400             401,411
Massachusetts HEF Capital Assistance Program Series G-1, 3.60%(a)............     1/1/2019          300             300,798
Massachusetts HEF Capital Asset Series D, 4%(a)..............................     1/1/2035          400             401,375
Massachusetts HEF Capital Asset Series E, 4.05%(a)...........................     1/1/2035          600             602,073
Massachusetts HEF for Williams College Series E, 3.75%(a)....................     8/1/2014          400             401,401
Massachusetts HEF for Wellesley College Series B, 3.70%(a)...................     7/1/2022          400             400,041
Massachusetts IDA for KRH Rolls Inc. Project Series 1988, 4.40%(a)...........     5/1/2006          500             503,732
Massachusetts IFA for Composite Easy Day, 3.80%(a)...........................     7/1/2006          170             170,596
Massachusetts IFA for Emerson College, 3.80%(a)..............................    11/1/2025          500             501,805
Massachusetts IFA for Governor Dummer Academy, 3.80%(a)......................     7/1/2026          300             301,057
Massachusetts IFA for Griffin Realty Series B, 3.85%(a)......................     7/1/2008          465             466,650
Massachusetts IFA for Groton School, 3.75%(a)................................     6/1/2019          200             200,689
Massachusetts IFA for Holyoke Water Power Project, 3.90%(a)..................     5/1/2022          300             301,043
Massachusetts IFA for Quamco Series B, 3.70%(a)..............................     9/1/2001          800             802,774
Massachusetts Showa Women's Institute of Boston, 3.90%(a)....................    3/15/2004          500             500,052
Massachusetts State GOB Series C, 6.90%......................................     6/1/1997          300             300,000
Puerto Rico Industrial, Medical, Higher Education and Environmental Bonds for
  PCR Facility Authority, 4.05%(a)...........................................    12/1/2015          300             301,090
Watertown BAN, 4.25%.........................................................    5/13/1998          345             346,585
Westfield BAN, 4.50%.........................................................     5/8/1998          500             503,332
                                                                                                                -----------
Total Massachusetts Fund Investments (97.89%) (Cost $12,721,412).............                                    12,759,526
Other assets, less liabilities (2.11%).......................................                                       275,083
                                                                                                                -----------
NET ASSETS (100%) equivalent to $1.00 net asset value, offering and redemption prices per share on 13,034,609 shares of beneficial interest of
  $.001 par value outstanding................................................                                   $13,034,609
                                                                                                                ===========

---------------
(a) The interest rate is subject to change periodically. The rates shown were in effect at May 31, 1997. Securities payable on demand are collateralized by bank letters of credit or other bank credit agreements.

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--NEW JERSEY TAX-EXEMPT FUND

                     STATEMENT OF NET ASSETS--MAY 31, 1997


                                                                                                    PRINCIPAL
                                                                                    MATURITY          AMOUNT            VALUE
                            DESCRIPTION OF SECURITY                                   DATE        (IN THOUSANDS)      (NOTE 1)
-------------------------------------------------------------------------------    ----------     --------------     -----------
Burlington BAN, 3.69%..........................................................     6/13/1997         $1,000         $ 1,035,697
Cranford GOB, 4%...............................................................     2/27/1998          1,291           1,306,982
East Rutherford BAN, 4.31%.....................................................     1/23/1998            498             500,410
Eatontown BAN, 4.25%...........................................................    12/17/1997            550             562,218
Essex County Improvement Authority GOB, 3.75%(a)...............................    12/01/2025          2,000           2,006,964
Evesham Fire District BAN, 4.50%...............................................     4/14/1998            675             678,979
Fair Lawn BAN, 4%..............................................................      8/1/1997          1,000           1,033,577
Fairfield BAN, 4%..............................................................    12/17/1997            600             611,006
Haddonfield Temp Notes, 4.25%..................................................      7/3/1997          1,450           1,506,680
Millville BAN, 4.02%...........................................................      9/4/1997          1,319           1,337,117
Monmouth BAN, 3.55%(a).........................................................      8/1/2016            100             100,311
Morristown GOB, 5.30%..........................................................     7/15/1997            310             316,760
New Jersey EDA for Bayonne IMTT Docking Revenue Bonds, 3.70%(a)................     12/1/2027          2,200           2,207,088
New Jersey EDA for Bayonne IMTT Docking Revenue Bonds, 3.75%(a)................     12/1/2027            400             401,306
New Jersey EDA for Bayonne IMTT Docking Revenue Bonds, 3.75%(a)................     12/1/2027            700             702,286
New Jersey EDA for Economic Growth Bond Series F, 3.75%(a).....................      8/1/2014            770             772,709
New Jersey EDA for Lawrenceville School, 3.70%(a)..............................      7/1/2026          1,000           1,003,378
New Jersey EDA for PCR Series 95, 3.55%(a).....................................      9/1/2012          1,000           1,003,296
New Jersey EDA for St. Peters School Series 1995, 3.80%(a).....................      1/1/2010          1,145           1,149,122
New Jersey EDA for Trailer Marine Corps Project, 3.70%(a)......................      2/1/2002            400             400,041
New Jersey EDA for Volvo of American Corp, 4.40%(a)............................     12/1/2004          3,500           3,500,422
New Jersey EDA for RJB Associate Project, 3.90%(a).............................      8/1/2008            900             903,276
New Jersey HCF Hospital Capital Asset, 3.65%(a)................................     7/01/2035            400             401,368
New Jersey Sports Expo Authority Series 92C, 3.65%(a)..........................     9/01/2024          2,400           2,421,495
New Jersey Transportation Series 1997A, 4%.....................................     6/13/1997          2,000           2,003,945
New Jersey Turnpike Authority General Series 91D, 3.70%(a).....................     1/01/2018          3,700           3,751,901
Ocean County BAN, 4.25%........................................................     6/20/1997          1,000           1,040,594
Passaic BAN, 4%................................................................     9/26/1997            900             918,625
Port Authority of New York and New Jersey Special Versatile
    Structure Obligation, 4%(a)................................................      5/1/2019          3,100           3,110,735
Puerto Rico Industrial, Medical, Environmental PCR, 3.85%(a)...................     6/19/1997          1,000           1,001,477
Rahway BAN, 4%.................................................................    12/23/1997            500             509,630
Trenton Temp Notes, 4%.........................................................    12/18/1997          1,000           1,020,296
Vernon Board of Education Temp Notes, 4%.......................................     1/16/1998          1,000           1,016,513
Washington GOB, 5.30%..........................................................     10/1/1997            315             319,155
                                                                                                                     -----------
Total New Jersey Fund Investments (102.80%) (Cost $40,160,883).................                                       40,555,359
Other liabilities, less assets (-2.80%)........................................                                       (1,103,259)
                                                                                                                     -----------
NET ASSETS (100%) equivalent to $1.00 net asset value, offering and redemption prices per share on 39,452,100 shares of beneficial interest of $.001 par
  value outstanding............................................................                                      $39,452,100
                                                                                                                      ==========


---------------

(a) The interest rate is subject to change periodically. The rates shown were in effect at May 31, 1997. Securities payable on demand are collateralized by bank letters of credit or other bank credit agreements.


                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--NEW JERSEY TAX-EXEMPT FUND

SECURITY TYPE ABBREVIATIONS:

BAN    --   Bond Anticipation Notes
COP    --   Certificate of Participation
CSD    --   Central School District
DAI    --   Development Authority Industrial Development Refunding
            Bonds
EDA    --   Economic Development Authority Revenue Bonds
ERD    --   Energy Research and Development Authority
GOB    --   General Obligation Bonds
HCF    --   Health Care Facilities Revenue Bonds
HDC    --   Housing Development Corporation Bonds
HEF    --   Health and Educational Facilities Revenue Bonds
HFA    --   Health Facilities Authority Revenue Bonds
IDA    --   Industrial Development Authority Revenue Bonds
IDR    --   Industrial Development Agency Revenue Bonds
IFA    --   Industrial Finance Authority
MHR    --   Multifamily Housing Revenue Bonds
PCR    --   Pollution Control Revenue Bonds
RAN    --   Revenue Anticipation Notes
RAW    --   Revenue Anticipation Warrants
TAN    --   Tax Anticipation Notes
TRAN   --   Tax & Revenue Anticipation Notes
USD    --   Unified School District

               RESERVE TAX-EXEMPT TRUST--FLORIDA TAX-EXEMPT FUND
               STATEMENT OF ASSETS AND LIABILITIES--MAY 31, 1997

                                                                                              JUNE 24, 1996
                                                                                            (COMMENCEMENT OF
                                                                                           OPERATIONS) THROUGH
                                                                                              MAY 31, 1997
                                                                                           -------------------
ASSETS:
  Investments, at value (identified cost--$3,680,000)...................................       $ 3,689,647
  Cash..................................................................................           420,058
                                                                                           -------------------
    Total Assets........................................................................         4,109,705
                                                                                           -------------------
LIABILITIES:
  Accrued expenses......................................................................               321
                                                                                           -------------------
    Total Liabilities...................................................................               321
                                                                                           -------------------
NET ASSETS..............................................................................       $ 4,109,384
                                                                                           ===================
NET ASSETS CONSIST OF:
  Shares of beneficial interest, $.001 par value, unlimited number of shares
    authorized..........................................................................       $     4,109
  Paid-in capital in excess of par......................................................         4,105,275
                                                                                           -------------------
NET ASSETS--Equivalent to $1.00 per share based on 4,109,384 shares of beneficial
  interest outstanding..................................................................       $ 4,109,384
                                                                                           ===================

                       SEE NOTES TO FINANCIAL STATEMENTS.

               STATEMENTS OF OPERATIONS--YEAR ENDED MAY 31, 1997


                                             RESERVE
                                             NEW YORK
                                         TAX-EXEMPT TRUST                          RESERVE TAX-EXEMPT TRUST
                                         ----------------    --------------------------------------------------------------------
                                             NEW YORK        CALIFORNIA    CONNECTICUT    FLORIDA     MASSACHUSETTS    NEW JERSEY
                                               FUND             FUND          FUND         FUND *         FUND            FUND
                                         ----------------    ----------    -----------    --------    -------------    ----------
INTEREST INCOME (Note 1)..............      $5,477,002        $711,345     $1,121,367     $130,782      $ 372,093      $1,321,959
                                         ----------------    ----------    -----------    --------    -------------    ----------
EXPENSES (Note 2)
  Management fee......................         786,904         103,607        166,430       19,304         55,173        194,595
  Shareholder servicing,
    administration and general office
    expenses..........................         383,457          43,265         67,635        8,681         19,844         94,664
  Distribution assistance (Note 3)....         278,860          40,979         51,730        5,627          3,232         75,554
  Equipment expense...................          56,426           7,437         11,105        1,450          3,516         13,976
  Professional fees...................          44,566           6,806          9,706        1,116          2,987         12,332
  Occupancy costs.....................          22,032           2,841          4,359          550          1,344          5,470
  Stationery, printing and supplies...          41,554           4,200          7,116          671          2,018          9,335
  Trustee fees........................           6,048             701          1,328           98            372          1,589
  Other expenses......................          18,237           3,410          3,991          512          2,588          5,026
                                         ----------------    ----------    -----------    --------    -------------    ----------
    Total Expenses....................       1,638,084         213,246        323,400       38,009         91,074        412,541
  Less: Management fees and other
    expenses voluntarily waived by
    Investment Manager................                                                                     (4,167)
                                         ----------------    ----------    -----------    --------    -------------    ----------
  Net Expenses........................       1,638,084         213,246        323,400       38,009         86,907        412,541
                                         ----------------    ----------    -----------    --------    -------------    ----------
NET INVESTMENT INCOME.................      $3,838,918        $498,099     $  797,967     $ 92,773      $ 285,186      $ 909,418
                                         ===============      ========     ==========     ========    ============     ==========


---------------
* The Florida Tax-Exempt Fund commenced operations on June 24, 1996.

                      STATEMENTS OF CHANGES IN NET ASSETS

                                         RESERVE NEW YORK
                                         TAX-EXEMPT TRUST                             RESERVE TAX-EXEMPT TRUST
                                  ------------------------------    -------------------------------------------------------------
                                          NEW YORK FUND                    CALIFORNIA FUND                 CONNECTICUT FUND
                                  ------------------------------    -----------------------------    ----------------------------
                                   YEAR ENDED       YEAR ENDED       YEAR ENDED      YEAR ENDED       YEAR ENDED      YEAR ENDED
                                  MAY 31, 1997     MAY 31, 1996     MAY 31, 1997    MAY 31, 1996     MAY 31, 1997    MAY 31, 1996
                                  -------------    -------------    ------------    -------------    ------------    ------------
INCREASE (DECREASE) IN NET
  ASSETS FROM INVESTMENT
  OPERATIONS:
  Net investment income paid to
    shareholders as dividends
    (Note 1)...................   $  (3,838,918)   $  (4,189,736)   $  (498,099)    $    (269,905)   $  (797,967)    $  (804,738)
                                  -------------    -------------    ------------    -------------    ------------    ------------
    FROM CAPITAL SHARE
      TRANSACTIONS (at net
      asset value of $1 per
      share):
  Net proceeds from sale of
    shares.....................     676,647,327      636,980,296    153,856,260        51,508,091    104,926,291      98,890,288
  Net asset value of shares
    issued on reinvestment of
    dividends..................       3,838,918        4,189,736        498,099           269,905        797,967         804,738
                                  -------------    -------------    ------------    -------------    ------------    ------------
    Subtotal...................     680,486,245      641,170,032    154,354,359        51,777,996    105,724,258      99,695,026
    Cost of shares redeemed....    (652,760,567)    (668,621,594)   (136,013,932)     (50,253,639)   (107,029,059)   (91,519,680)
                                  -------------    -------------    ------------    -------------    ------------    ------------
  Net increase (decrease) in
    net assets derived from
    capital share transactions
    and from investment
    operations.................      27,725,678      (27,451,562)    18,340,427         1,524,357     (1,304,801)      8,175,346
NET ASSETS:
  Beginning of year............     125,454,406      152,905,968     12,611,969        11,087,612     34,801,304      26,625,958
                                  -------------    -------------    ------------    -------------    ------------    ------------
  End of year..................   $ 153,180,084    $ 125,454,406    $30,952,396     $  12,611,969    $33,496,503     $34,801,304
                                   ============     ============    ============     ============    ============    ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                           RESERVE TAX-EXEMPT TRUST
                                              -----------------------------------------------------------------------------------
                                                 FLORIDA FUND
                                              -------------------
                                                 JUNE 24, 1996            MASSACHUSETTS FUND               NEW JERSEY FUND
                                               (COMMENCEMENT OF      ----------------------------    ----------------------------
                                              OPERATIONS) THROUGH     YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                 MAY 31, 1997        MAY 31, 1997    MAY 31, 1996    MAY 31, 1997    MAY 31, 1996
                                              -------------------    ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS FROM
  INVESTMENT OPERATIONS:
  Net investment income paid to
    shareholders as dividends (Note 1).....       $   (92,773)       $  (285,186)    $  (288,434)    $  (909,418)    $  (797,253)
                                              -------------------    ------------    ------------    ------------    ------------
  FROM CAPITAL SHARE TRANSACTIONS
    (at net asset value of $1 per share):
    Net proceeds from sale of shares.......        38,626,682         52,472,123      44,175,742     223,428,579     189,336,696
    Net asset value of shares issued on
      reinvestment of dividends............            92,773            285,186         288,434         909,418         797,253
                                              -------------------    ------------    ------------    ------------    ------------
      Subtotal.............................        38,719,455         52,757,309      44,464,176     224,337,997     190,133,949
      Cost of shares redeemed..............       (34,610,071)       (48,678,063)    (45,677,798)    (225,911,698)   (170,715,398)
                                              -------------------    ------------    ------------    ------------    ------------
  Net increase (decrease) in net assets
    derived from capital share transactions
    and from investment operations.........         4,109,384          4,079,246      (1,213,622)     (1,573,701)     19,418,551

NET ASSETS:
  Beginning of year........................                 0          8,955,363      10,168,985      41,025,801      21,607,250
                                              -------------------    ------------    ------------    ------------    ------------
  End of year..............................       $ 4,109,384        $13,034,609     $ 8,955,363     $39,452,100     $41,025,801
                                              =================      ============    ============    ============    ============


                       SEE NOTES TO FINANCIAL STATEMENTS.

                 RESERVE NEW YORK TAX-EXEMPT TRUST ("NY TRUST")
          RESERVE TAX-EXEMPT TRUST (CALIFORNIA, CONNECTICUT, FLORIDA,
                 MASSACHUSETTS AND NEW JERSEY FUNDS) ("TRUST")

       (THE NY TRUST AND TRUST ARE COLLECTIVELY REFERRED TO AS "TRUSTS")

                         NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES:

   The Trusts are registered under the Investment Company Act of 1940 as nondiversified, open-end management investment companies. The policies summarized below are consistently followed in the preparation of their financial statements in conformity with generally accepted accounting principles.

   A. The Trust and NY Trust shares of beneficial interest authorized are unlimited. The Trust's shares are divided into six series, California Fund, Connecticut Fund, Florida Fund, Interstate Fund, Massachusetts Fund, and New Jersey Fund. These financial statements and notes apply only to the California, Connecticut, Florida, Massachusetts and New Jersey Funds of Reserve Tax-Exempt Trust and to the New York Fund of Reserve New York Tax-Exempt Trust.

   B. Securities are stated at value which represents amortized cost plus interest accrued to date. Under Securities and Exchange Commission Rule 2a-7, the Trusts use amortized cost to value each Fund, by which investments are valued at cost and the difference between the cost of each instrument and its value at maturity is accrued into income on a straight line basis over the number of days to maturity, irrespective of intervening changes in interest rates or market values of investments. The maturity of floating or variable rate instruments in which the Trusts may invest will be deemed to be, for floating rate instruments (1) following, and for variable rate instruments the longer of (1) or (2) following: (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument; (2) the period remaining until the instrument's next rate adjustment, for purposes of Rule 2a-7 and for computing each portfolio's average weighted life to maturity.

   C. It is the Trusts' policy to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute all income to its shareholders. Accordingly, no Federal income tax provision is required.

   D. Investments are recorded as of the date of their purchase and sale. Interest income is determined on the basis of interest accrued, premium amortized, and discount accreted.

   E. Net investment income on investments is distributed to shareholders daily and automatically reinvested in additional shares.

   F. Each Fund is charged only for its direct or allocated (in proportion to net assets or number of shareholder accounts) share of expenses.

   G. The New York and Massachusetts Funds had purchases of $4,550,000 and $194,653, respectively, not delivered at May 31, 1997.

2. MANAGEMENT FEE, SHAREHOLDER SERVICING COSTS AND TRANSACTIONS WITH AFFILIATES:

   Reserve Management Company, Inc. ("RMCI") manages the Trusts' investments, effects purchases and sales thereof, and absorbs certain promotional expenses. For such services RMCI receives management fees from each Fund at an annual rate of .50% of the first $500 million, .475% of the next $500 million, .45% of the next $500 million, .425% of the next $500 million and .40% of any excess over $2 billion of the average daily closing net assets.

   Also, under the current Service Agreement, RMCI was reimbursed $572,320 (New York Fund), $68,660 (California Fund), $105,240 (Connecticut Fund), $13,078 (Florida Fund), $32,669 (Massachusetts Fund) and $142,392 (New Jersey Fund) during the year ended May 31, 1997 for expenditures made on behalf of the Trusts' for personnel, office space and equipment and shareholder accounting and administrative services, to conduct the Trusts' business. The manager waived management fees and expenses of $4,167 on the Massachusetts Fund. At May 31, 1997, the New York, California, Connecticut, Florida, Massachusetts and New Jersey Funds, had accrued expenses of $12,713, $2,543, $2,532, $321, $803 and $3,436, respectively, due to RMCI.

3. DISTRIBUTION ASSISTANCE:

   Pursuant to a Distribution Plan, each Trust will make payments of up to .20% per annum of the average net asset value of the Trust qualified shareholder accounts as to which the payee or RMCI has rendered assistance in distributing its shares.

                 RESERVE NEW YORK TAX-EXEMPT TRUST ("NY TRUST")
          RESERVE TAX-EXEMPT TRUST (CALIFORNIA, CONNECTICUT, FLORIDA,
                 MASSACHUSETTS AND NEW JERSEY FUNDS) ("TRUST")
       (THE NY TRUST AND TRUST ARE COLLECTIVELY REFERRED TO AS "TRUSTS")
                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

4. MANAGEMENT'S USE OF ESTIMATES

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

5. INVESTMENT CONCENTRATION

   The New York, California, Connecticut, Florida, Massachusetts and New Jersey Funds invest substantially all of their assets in portfolios of tax-exempt debt obligations primarily consisting of issuers of each of the respective states. The issuers' abilities to meet their obligations may be affected by economic, regional or political developments. In order to reduce the credit risk associated with such factors, 83.89%, 84.15%, 71.04%, 100%, 80.51% and
   67.83% of the New York, California, Connecticut, Florida, Massachusetts and New Jersey Funds' investments, respectively, were backed by letters of credit, bond insurance of financial institutions and financial guaranty assurance agencies.

6. COMPONENTS OF NET ASSETS

   At 5/31/97, the following funds had these components of net assets:

                                                NEW YORK      CONNECTICUT    CALIFORNIA     MASSACHUSETTS  NEW JERSEY
                                              ------------    -----------    -----------    -----------    -----------
Par Value..................................   $    153,180    $    33,497    $    30,952    $    13,035    $    39,452
Paid-in-Capital............................    153,026,904     33,463,006     30,921,444     13,021,574     39,412,648
                                               -----------     ----------     ----------
Net Assets.................................   $153,180,084    $33,496,503    $30,952,396    $13,034,609    $39,452,100
                                               ===========     ==========     ==========

                             ---------------------

                            FEDERAL TAX INFORMATION


The dividends distributed by each Fund are exempt interest dividends for Federal tax purposes.

                       REPORT OF INDEPENDENT ACCOUNTANTS

    To the Shareholders and the Board of Trustees of Reserve Tax-Exempt Trust--Interstate Tax-Exempt Fund:

    We have audited the accompanying statement of net assets of the Interstate Tax-Exempt Fund (one of the series constituting Reserve Tax-Exempt Trust) as of May 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Interstate Tax-Exempt Fund of Reserve Tax-Exempt Trust as of May 31, 1997, the results of its operations, the changes in its net assets and its financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

                                              COOPERS & LYBRAND L.L.P.

New York, New York
June 27, 1997

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND

                     STATEMENT OF NET ASSETS--MAY 31, 1997

                                                                                                 PRINCIPAL
                                                                                  MATURITY         AMOUNT           VALUE
                           DESCRIPTION OF SECURITY                                  DATE       (IN THOUSANDS)      (NOTE 1)
------------------------------------------------------------------------------   ----------    --------------    ------------
ALABAMA -- .66%
  Decatur IDA for Scientific Manufacturing, 4.15%(a)..........................     2/1/2014       $  1,000       $  1,000,114
  Pell City IDA for General Signal Corporation, 4.05%(a)......................    10/1/2000          1,000          1,007,059

ARIZONA -- 6.45%
  Apache IDA for Tucson Electric Power Company, 3.90%(a)......................   12/15/2018          6,000          6,011,992
  Apache IDA for Tucson Electric Power Company, 3.95%(a)......................   12/15/2018          2,000          2,004,030
  Coconino PCR for Tucson Electric Power Company Series B, 3.80%(a)...........     5/1/2031          1,000          1,002,841
  Gila IDA PCR for Cobre Valley Hospital, 3.90%(a)............................    11/1/2025          4,000          4,014,597
  Pima IDA PCR for Tucson Electric Project, 3.90%(a)..........................    10/1/2022          5,600          5,600,598
  Pima IDA for Tucson Retirement Center, 3.85%(a).............................     1/1/2009            800            805,451
  Yauapai IDA for Kachina Pointe Project, 3.85%(a)............................     1/1/2009            300            302,044

CALIFORNIA -- 8.23%
  California School District Cash Reserves Program Series A, 4.75%............     7/2/1997          3,000          3,132,529
  California Community Development Authority, 3.65%(a)........................    5/15/2025            100            100,185
  Grand Terrace Community Redevelopment Agency, 3.95%(a)......................    12/1/2011          5,700          5,716,694
  Irvine Beach Assessment, 3.70%(a)...........................................     9/2/2011            300            300,030
  Los Angeles MHR for Malibu Meadows Project Series 91-A, 3.95%(a)............    12/1/2015            800            802,941
  Los Angeles USD TRAN, 4.50%.................................................    6/30/1997            500            520,970
  Los Angeles Transportation Commission Custodial Receipts, 4%(a).............     7/1/2005            600            609,143
  San Bernadino HFR Alta Park Project, 4%(a)..................................     5/1/2006          3,500          3,512,940
  San Francisco Bayside Village Series 85D, 3.95%(a)..........................    12/1/2005          4,000          4,027,944
  San Joaquin USD TRAN, 4.50%.................................................    1/15/1998          1,000          1,033,515
  San Jose Community Redevelopment Agency, 3.80%(a)...........................     7/1/2026          1,300          1,304,495
  San Mateo USD TRAN, 4.50%...................................................     7/1/1997          3,000          3,125,535
  Union City MHR for Skylark Apartments, 4%(a)................................    11/1/2007          1,000          1,001,999

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND

                                                                                                 PRINCIPAL
                                                                                  MATURITY         AMOUNT           VALUE
                           DESCRIPTION OF SECURITY                                  DATE       (IN THOUSANDS)      (NOTE 1)
------------------------------------------------------------------------------   ----------    --------------    ------------
COLORADO -- 2.22%
  Englewood HCF for SW Medical Professional Ltd. Series 85 Series 85,
    4.05%(a)..................................................................    12/1/2010       $  2,000       $  2,007,523
  Jefferson County IDR for Kinder-Care Learning Centers Series C, 4.15%(a)....     2/1/2001          1,700          1,700,193
  Jefferson Country IDR for S.W. Medical Project Series 85, 4.05%(a)..........    11/1/2010          2,450          2,459,216
  Wheat Ridge IDA for Pearse Electronics Inc. Project, 4.25%(a)...............     6/1/1999            625            626,178

CONNECTICUT -- .56%
  Connecticut Development Authority Health Care Revenue Bonds for Independent
    Living Project 1990 Series, 3.70%(a)......................................     7/1/2015            300            301,052
  Hartford Redevelopment Agency MHR for Underwood Towers, 3.65%(a)............     6/1/2020          1,400          1,404,816

DELAWARE -- .66%
  Wilmington GOB, 5%..........................................................    10/1/1997          2,000          2,025,644

DISTRICT OF COLUMBIA -- .73%
  Washington, D.C. Housing Finance Agency MHR for Chastleton Development
    Project, 4%(a)............................................................     7/1/1997          2,200          2,236,950

FLORIDA -- 4.51%
  Boca Raton IDA for Parking Garage Project, 4.325%(a)........................    12/1/2014          2,800          2,800,336
  Broward Country MHR for Welleby Apartment Project, 4%(a)....................    12/1/2006            600            602,209
  Collier IDA for Retirement Housing Revenue Bonds, 3.95%(a)..................    12/1/2015            200            200,724
  Dade County Hospital Revenue Bonds, 3.85%(a)................................     9/1/2025            200            200,570
  Dade County IDA for Dolphin Stadium Project, 3.95%(a).......................     1/1/2016          2,800          2,810,218
  Dade County Hospital Revenue Bonds Project, 3.85%(a)........................     3/1/2025            100            100,285
  Duval County HFA for Lakes of Mayport Apartment Project, 4%(a)..............    12/1/2009            700            702,602
  Florida HFR/Oaks at Mill Creek Project Series 85, 3.95%(a)..................    11/1/2007            200            200,578
  Gulf Breeze Series 85 A Revenue Bonds, 4%(a)................................    12/1/2015            400            401,476
  Hillsborough IDA for Tampa Electric Co., 4.15%(a)...........................     9/1/2025            700            702,451
  Hillsborough PCR for Cannon Conversion, 4%(a)...............................    5/15/2018            200            200,690
  Jacksonville IDA for Coastal Islands Project, 4.05%(a)......................     8/1/2008            195            195,022
  Lee County IDA for Charter Glade Hospital Project, 4.10%(a).................     8/1/2007          4,375          4,391,379
  Palm Beach PCR for Water and Sewer Project, 4.05%(a)........................    10/1/2011            200            200,022
  University of North Florida HEF Capital Improvement Project, 3.90%(a).......    11/1/2024            100            100,368

GEORGIA -- 5.80%
  Clayton County DAI for Rivers Edge Development, 3.95%(a)....................     8/1/2006          2,880          2,890,664
  Elbert County Industrial Building Authority Revenue Bonds for Seaboard Farms
    of Elberton, 3.95%(a).....................................................     7/1/2005          1,800          1,812,452
  Gwinnett County IDA for United Stationers Supply Company, 3.95%(a)..........   10/31/2002          3,800          3,813,998
  Municipal Electric Authority, 4.05%(a)......................................     1/1/2026          9,200          9,226,982

IOWA -- 2.09%
  Buffalo IDA for Linwood Mining & Materials, 4.20%(a)........................     1/1/2000          1,165          1,165,134
  Iowa School Corp. Warrant Certificates Series A, 4.75%......................    6/27/1997          5,000          5,223,866

ILLINOIS -- 0.55%
  Streamwood IDA for Olde Church Centre Project, 4.05%(a).....................    12/1/2014          1,685          1,691,258

INDIANA -- 4.53%
  Indianapolis Airport Custodial Receipts, 4.05%(a)...........................     7/1/2015          5,000          5,077,784
  Tippecanoe County PCR for Caterpillar Inc., 3.95%(a)........................    11/1/2006          8,750          8,782,315

KANSAS -- 1.33%
  Ottawa IDA for Our Own Hardware Co., 3.95%(a)...............................    10/1/2004          4,080          4,080,442

KENTUCKY -- 3.76%
  Danville EDA Multi-Lease Revenue Bonds, 4.20%(a)............................     4/1/2007            900            903,443
  Ohio County PCR for Big River Electric Corporation, 4.40%(a)................     6/1/2013          4,500          4,593,605
  Ohio County PCR for Big River Electric Corporation Project Series 1985,
    4.85%(a)..................................................................    10/1/2015          6,000          6,024,279

LOUISIANA -- 0.33%
  Louisiana Public Facilities Authority W. Knighton Project, 3.90%(a).........     9/1/2025          1,000          1,002,893

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND

                                                                                                 PRINCIPAL
                                                                                  MATURITY         AMOUNT           VALUE
                           DESCRIPTION OF SECURITY                                  DATE       (IN THOUSANDS)      (NOTE 1)
------------------------------------------------------------------------------   ----------    --------------    ------------
MARYLAND -- 6.03%
  Anne Arundel County Industrial Refunding Revenue Bonds for Kinder-Care
    Learning Centers, 4.15%(a)................................................     2/1/2001       $  2,260       $  2,260,257
  Baltimore IDA for Mayor and City Counsel Project, 4.05%(a)..................     8/1/2016          2,500          2,507,548
  Maryland Health and Higher Education Pooled Project Series 85A, 3.90%(a)....     4/1/2035         13,000         13,001,389
  Montgomery County IDA for Info Systems and Network Corporation, 4.15%(a)....     4/1/2014            700            702,547

MASSACHUSETTS -- 2.82%
  Boston Water and Sewer Commission Revenue Bonds 1994 A, 3.80%(a)............    11/1/2024            300            301,040
  Massachusetts HEF for Harvard University, 3.65%(a)..........................     2/1/2016            400            401,391
  Massachusetts IFA for Governor Dummer Academy, 3.80%(a).....................     7/1/2026          1,200          1,204,228
  Massachusetts IFA for Griffin Realty, 3.85%(a)..............................     7/1/2008            200            200,710
  Massachusetts IFA for Quamco Series B, 3.70%(a).............................     9/1/2001            200            200,693
  Watertown BAN, 4.25%........................................................    5/13/1998          5,000          5,022,986
  Westfield BAN, 4.50%........................................................     5/8/1998          1,300          1,308,657

MICHIGAN -- 1.44%
  Dearborn Heights EDC for Oakbrook Common Project Series 1993, 3.85%(a)......     3/1/2025          3,900          3,900,411
  Jackson EDC for Thrifty Leoni Inc. Project, 4.075%(a).......................    12/1/2014            500            500,057

MINNESOTA -- 2.21%
  Eagan MHR for Aspen Woods, 4.15%(a).........................................     1/1/2026          5,580          5,601,594
  New Brighton Industrial Development Refunding Revenue Bonds for Taylor
    Corporation Series 1988, 5.44%(a).........................................    11/1/1999            385            384,694
  New Hope Commercial Development Revenue Bonds for National Beauty Project
    Series 1994, 4.15%(a).....................................................     5/1/2010            775            775,088

MISSOURI -- 2.26%
  Cole IDA for Modine Manufacturing Series 85, 4.15%(a).......................    12/1/2015          2,940          2,961,552
  Missouri State Environmental Improvement and Energy Resources Authority
    Pollution Control RAW Series A, 3.95%(a)..................................     6/1/2014          3,000          3,000,000
  St. Louis Industrial Development Refunding Revenue Bonds for Kinder-Care
    Learning Centers, 4.15%(a)................................................     2/1/2001            965            965,110

MONTANA -- .20%
  Great Falls Commercial Development Revenue Bonds for Liberty Development
    Partners Project, 4.15%(a)................................................    12/1/2007            625            625,071

NEBRASKA -- 1.67%
  Nuckolls IDA for Agrex Inc Project, 4.40%,(a)...............................     2/1/2015          5,100          5,120,665

NEVADA -- 1.31%
  Clark Unlimited Tax GOB Series A, 4.05%(a)..................................    10/1/2030          4,000          4,014,395

NEW JERSEY -- 5.98%
  East Rutherford BAN, 4.31%..................................................    1/23/1998          2,000          2,010,892
  Fair Lawn BAN, 4%...........................................................     8/1/1997          1,866          1,929,017
  Fairfield BAN, 4%...........................................................   12/17/1997          2,000          2,036,685
  New Jersey EDA for Volvo of America Corp., 4.40%(a).........................    12/1/2004          1,800          1,800,217
  New Jersey Sports Expo Authority Series 92C, 3.65%(a).......................     9/1/2024            600            605,374
  Rahway BAN, 4%..............................................................   12/23/1997          2,740          2,792,260
  Trenton Temp Notes, 4%......................................................   12/18/1997          3,000          3,060,889
  Vernon Board of Education Temp Notes, 4%....................................    1/16/1998          4,000          4,066,052

NEW MEXICO -- 3.97%
  Dona Ana IDR for Foamex Products, 3.90%(a)..................................    11/1/2013          2,100          2,107,623
  Farmington PCR for Public Service Four Corners, 4.05%(a)....................     4/1/2022         10,000         10,035,986

NEW YORK -- 8.68%
  Nassau BAN, 4.50%...........................................................    8/15/1997          4,000          4,133,848
  New York City GOB Series A7, 4%(a)..........................................     8/1/2020          1,300          1,300,142
  New York City GOB Series B4, 4.05%(a).......................................    8/15/2023          1,800          1,800,200
  New York City GOB Series B8, 3.85%(a).......................................    8/15/2023            500            500,053
  New York City GOB Series C4-97, 4%(a).......................................     8/1/1997          3,100          3,100,345

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND

                                                                                                 PRINCIPAL
                                                                                  MATURITY         AMOUNT           VALUE
                           DESCRIPTION OF SECURITY                                  DATE       (IN THOUSANDS)      (NOTE 1)
------------------------------------------------------------------------------   ----------    --------------    ------------
NEW YORK -- (CONTINUED)
  New York City GOB Series E5, 4%(a)..........................................     8/1/2009       $  1,500       $  1,500,164
  New York State R&D PCR for Niagara Mohawk, 4.20%(a).........................     7/1/2015          1,000          1,000,115
  North Hempstead G.O. BAN, 4.25%.............................................    2/26/1998          4,000          4,057,026
  Roslyn BAN, 4%..............................................................   10/15/1997          5,000          5,099,618
  Syracuse BAN Series 96A, 3.90%..............................................   12/19/1997          4,000          4,073,677

NORTH CAROLINA -- .03%
  North Carolina HEF for Guilford College Project, 4.10%(a)...................     9/1/2023            100            100,351

NORTH DAKOTA -- .36%
  Minot IDR for Nash Finch Co. Project, 4.15%(a)..............................    12/1/2002          1,100          1,100,125

OHIO -- 3.11%
  Brunswick IDA for Kinder-Care Learning Centers Project Series A, 4.15%(a)...     6/1/2002            425            425,048
  Columbus ERD Electric Systems Revenue Bonds, 3.60%(a).......................     9/1/2009          1,000          1,003,156
  Cuyahoga IDA for Allen Group Project, 3.80%(a)..............................    12/1/2015          1,000          1,002,841
  Cuyahoga IDA for Edgecomb Metals Co., 3.95%(a)..............................     9/1/2009          1,000          1,000,110
  Franklin County Industrial Development Refunding Revenue Bonds for
    Kinder-Care Learning Centers Project Series A, 4.15%(a)...................     6/1/2002          1,080          1,080,123
  Montgomery IDA for Sister Chart Health Care, 3.85%(a).......................    5/15/2025          1,900          1,906,832
  Sharonville IDA for Edgecomb Metals Inc., 3.85%(a)..........................    11/1/2009          1,610          1,615,901
  Toledo Special Obligation Assessment Notes, 3.90%(a)........................    12/1/1998          1,500          1,500,321

OKLAHOMA -- 1.64%
  Tulsa IDA for University of Tulsa Project Series B, 4%(a)...................    10/1/2026          5,000          5,017,774

OREGON -- 0.69%
  Medford HFA for Rogue Valley, 4.10%(a)......................................    10/1/2016            100            100,011
  Port of Portland IDR for Tyerson & Sons, 4.05%(a)...........................   11/01/2007          2,000          2,007,400

PENNSYLVANIA -- 5.84%
  Allegheny University Project Series 85, 3.75%(a)............................     7/1/2015          1,400          1,409,298
  Berks TRAN, 4.375%..........................................................   12/31/1997          2,500          2,555,421
  Butler IDA for Lutheran Welfare Series A, 4.25%(a)..........................    11/1/2026          1,700          1,710,461
  Chartier Valley Industrial and Commercial Development Authority Revenue
    Bonds for 1133 Penn Associates Project Series A, 3.95%(a).................     8/1/2007          1,664          1,670,129
  Clarion County Industrial Development Authority Special Development Revenue
    Bonds for Meritcare Project Series A, 3.95%(a)............................    12/1/2012          2,100          2,107,756
  Delaware Valley Regional Finance Authority Series 85A, Revenue Bonds
    3.90%(a)..................................................................    12/1/2020          2,000          2,007,279
  Emmans GOB Local Government Revenue Bonds, 3.95%(a).........................     3/1/2024          1,900          1,907,004
  Northeastern HEF Wyoming Valley HCS Revenue Bonds, 3.85%(a).................     1/1/2024          1,000          1,003,618
  Penn GOB, 3.70%.............................................................    7/17/1997          2,000          2,006,488
  Philadelphia Hospital Authority for Children's Hospital, 4.05%(a)...........     3/1/2027          1,000          1,003,479
  University of Pittsburgh Capital Project Bonds, 3.75%(a)....................     1/1/2019            500            503,321

PUERTO RICO -- 1.25%
  Puerto Rico Electric Power Authority Series 11, 4.10%(a)....................     7/1/2022          3,810          3,814,708

TENNESSEE -- 1.90%
  Coster County IDB Seville Properties Series 1991, 4.30%(a)..................    6/15/2013            100            100,402
  Chattanooga IDA for Baylor School Project, 3.95%(a).........................    11/1/2016          1,000          1,000,108
  Knox IDB for Loews Investment Corp., 3.90%(a)...............................    10/1/2005            500            501,710
  Metropolitan Nashville/Davidson Lake Shore Estates, 4.30%(a)................     9/1/2009            200            200,819
  Tennessee School Bond Authority, 3.95%......................................     3/1/1998          4,000          4,014,482

TEXAS -- 1.11%
  North Central HEF for YMCA for Metro Dallas, 3.95%(a).......................     6/1/2021          3,400          3,412,533

UTAH -- .28%
  Bountiful DAI for Bountiful Gateway Park Project, 4.05%(a)..................    12/1/1997            865            868,071

WEST VIRGINIA -- 0.16%
  Virginia Hospital Finance Authority Revenue Bonds for Mid-Atlantic Capital
    Project 3.90%(a)..........................................................    12/1/2025            500            501,847

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND

                                                                                                 PRINCIPAL
                                                                                  MATURITY         AMOUNT           VALUE
                           DESCRIPTION OF SECURITY                                  DATE       (IN THOUSANDS)      (NOTE 1)
------------------------------------------------------------------------------   ----------    --------------    ------------
VIRGINIA -- 2.83%
  Fairfax IDR for Kinder-Care Learning Centers Series E, 4.15%(a).............    10/1/1999       $  4,875       $  4,875,554
  Virginia HFR for AHC Service, 3.95%(a)......................................     9/1/2017          3,800          3,800,411

WASHINGTON -- 1.05%
  Port of Seattle DAI for Douglas Management Corporation, 4.05%(a)............    12/1/2005          3,200          3,212,003

WISCONSIN -- 1.31%
  Green Bay IDA for St. Mary Cement Company Ltd., 4.05%(a)....................    11/1/2000          4,000          4,011,848

WYOMING -- 0.33%
  Sweetwater IDA for Pacific Corp Project Series A, 3.90%(a)..................     7/1/2015          1,000          1,003,596
                                                                                                                 ------------
Total Interstate Fund Investments (100.87%) (Cost $306,924,758)...............                                    308,829,868
Other liabilities, less assets (-.87%)........................................                                     (2,678,002)
                                                                                                                 ------------
NET ASSETS (100%) equivalent to $1.00 net asset value, offering and redemption prices per share on 306,151,866 shares of beneficial interest of $.001 par
  value outstanding.                                                                                             $306,151,866
                                                                                                                 ============

---------------
(a) The interest rate is subject to change periodically. The rates shown were in effect at May 31, 1997. Securities payable on demand are collateralized by bank letters of credit or other bank credit agreements.
                            ------------------------
SECURITY TYPE ABBREVIATIONS:


BAN   -- Bond Anticipation Notes
DAI   -- Development Authority Industrial Development
         Refunding Bonds
EDA   -- Economic Development Authority Revenue Bonds
EDC   -- Economic Development Corporation
ERD   -- Energy Research and Development Authority
GOB   -- General Obligation Bonds
HCF   -- Health Care Facility
HCS   -- Health Care Systems, Inc.
HEF   -- Health and Educational Facilities Revenue Bonds
HFA   -- Health Facilities Authority Revenue Bonds
HFR   -- Health Facilities Revenue Bonds
IDA   -- Industrial Development Authority Revenue Bonds
IDB   -- Industrial Development Board Revenue Bonds
IDR   -- Industrial Development Agency Revenue Bonds
IFA   -- Industrial Finance Agency Revenue Bonds
MHR   -- Multifamily Housing Revenue Bonds
PCR   -- Pollution Control Revenue Bonds
TRAN  -- Tax & Revenue Anticipation Notes
RAN   -- Revenue Anticipation Notes
RAW   -- Revenue Anticipation Warrants
USD   -- Unified School District Bonds


                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
                            STATEMENT OF OPERATIONS
                            YEAR ENDED MAY 31, 1997


INTEREST INCOME (Note 1)......................................................................   $10,956,203
                                                                                                 -----------
EXPENSES (Note 2)
  Management fee..............................................................................     1,532,970
  Shareholder servicing, administration and general office expenses...........................       673,797
  Distribution assistance (Note 3)............................................................       577,267
  Equipment expense...........................................................................       106,255
  Professional fees...........................................................................        84,398
  Occupancy costs.............................................................................        41,693
  Stationery, printing and supplies...........................................................        84,093
  Trustee fees................................................................................        12,315
  Other expenses..............................................................................        80,920
                                                                                                 -----------
    Total Expenses............................................................................     3,193,708
                                                                                                 -----------
NET INVESTMENT INCOME.........................................................................   $ 7,762,495
                                                                                                 ============

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                YEAR ENDED         YEAR ENDED
                                                                               MAY 31, 1997       MAY 31, 1996
                                                                              ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
  FROM INVESTMENT OPERATIONS:
    Net investment income paid to shareholders as dividends (Note 1).......   $    (7,762,495)   $    (8,935,332)
                                                                              ---------------    ---------------
  FROM CAPITAL SHARE TRANSACTIONS (at net asset value of $1 per share):
    Net proceeds from sale of shares.......................................     1,254,673,650      1,383,537,294
    Net asset value of shares issued on reinvestment of dividends..........         7,762,495          8,935,332
                                                                              ---------------    ---------------
      Subtotal.............................................................     1,262,436,145      1,392,472,626
    Cost of shares redeemed................................................    (1,248,351,729)    (1,415,637,331)
                                                                              ---------------    ---------------
    Net increase (decrease) in net assets derived from capital share
     transactions and from investment operations...........................        14,084,416        (23,164,705)
NET ASSETS:
  Beginning of year........................................................       292,067,450        315,232,155
                                                                              ---------------    ---------------
  End of year..............................................................   $   306,151,866    $   292,067,450
                                                                              ===============    ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

         RESERVE TAX EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND ("TRUST")

                         NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES:

   The Trust is registered under the Investment Company Act of 1940 as a nondiversified, open-end investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.

   A. The Trust's shares of beneficial interest authorized are unlimited and divided into six series, Interstate, Connecticut, Massachusetts, California, New Jersey and Florida Funds. These financial statements and notes apply only to the Interstate Fund ("Fund").

   B. Securities are stated at value which represents amortized cost plus interest accrued to date. Under Securities and Exchange Commission Rule 2a-7, the Trust uses amortized cost to value the Fund, by which investments are valued at cost and the difference between the cost of each instrument and its value at maturity is accrued into income on a straight line basis over the days to maturity, irrespective of intervening changes in interest rates or market value of investments. The maturity of floating or variable rate instruments in which the Trust may invest will be deemed to be, for floating rate instruments (1) following, and for variable rate instruments the longer of (1) or (2) following: (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument; (2) the period remaining until the instrument's next rate adjustment, for purposes of Rule 2a-7 and for computing the portfolio's average weighted life to maturity.

   C. It is the Trust's policy to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute all income to its shareholders. Accordingly, no Federal income tax provision is required.

   D. Investments are recorded as of the date of their purchase and sale. Interest income is determined on the basis of interest accrued, premium amortized, and discount accreted.

   E. Net investment income on investments is distributed to shareholders daily and automatically reinvested in additional shares.

   F. The Fund is charged only for its direct or allocated (in proportion to net assets or number of shareholder accounts) share of expenses.

   G. The Fund had payables of $4,500,320 for securities purchased but not received at May 31, 1997.

2. MANAGEMENT FEE, SHAREHOLDER SERVICING COSTS AND TRANSACTIONS WITH AFFILIATES:

   Reserve Management Company, Inc. ("RMCI") manages the Interstate portfolio's investments, as well as the investments of the Connecticut, Massachusetts, California, New Jersey and Florida Funds of the Reserve Tax-Exempt Trust, effects purchases and sales thereof, and absorbs certain promotional expenses. For such services RMCI receives management fees at an annual rate of .50% of the first $500 million, .475% of the next $500 million, .45% of the next $500 million, .425% of the next $500 million, and .40% of any excess over $2 billion of the average daily closing net assets of each Fund. Also, under the current Service Agreement, RMCI was reimbursed $1,083,471 during the year ended May 31, 1997 for expenditures made on behalf of the Fund for personnel, office space and equipment and shareholder accounting and administrative services, to conduct the Fund's business. At May 31, 1997, the Fund had accrued expenses of $26,415 due to RMCI.

3. DISTRIBUTION ASSISTANCE:

   Pursuant to a Distribution Plan, the Trust will make payments of up to .20% per annum of the average net asset value of the Trust qualified shareholder accounts as to which the payee or RMCI has rendered assistance in distributing its shares.

4. INVESTMENT CONCENTRATION

   The Interstate Fund invests substantially all of its assets in a portfolio of tax-exempt debt obligations primarily consisting of issuers of various states. The issuers' abilities to meet their obligations may be affected by economic, regional or political developments. In order to reduce the credit risk associated with such factors, 84.23% of the Interstate Funds investments were backed by letters of credit, bond insurance of financial institutions and financial guaranty assurance agencies.

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         RESERVE TAX EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND ("TRUST")

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

5. MANAGEMENT'S USE OF ESTIMATES

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

6. COMPONENTS OF NET ASSETS

   At 5/31/97, the Interstate Fund's net assets consisted of $306,152 par-value and $305,845,714 paid-in-capital.

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                            FEDERAL TAX INFORMATION

   The dividends distributed by the Interstate Fund are exempt interest dividends for Federal tax purposes.

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